Loans and borrowings (Details 4) - INR (₨) ₨ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	₨ 0	₨ 3,800
Rupee term loan from bank	3,800	0
Obligations under leases	3,497	2,282
Borrowings	7,297	6,082
Less than 1 year [member]
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	0	3,800
Obligations under leases	1,307	1,004
Borrowings	1,307	4,804
1-2 years [member]
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	0	0
Obligations under leases	750	992
Borrowings	750	992
2-3 years [member]
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	3,800	0
Obligations under leases	383	242
Borrowings	4,183	242
3-4 years [member]
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	0	0
Obligations under leases	316	38
Borrowings	316	38
4-5 years [member]
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	0	0
Obligations under leases	145	6
Borrowings	145	6
Thereafter [member]
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	0	0
Obligations under leases	596	0
Borrowings	₨ 596	₨ 0